Concentration of Risk	9 Months Ended
Sep. 30, 2016
Risks and Uncertainties [Abstract]
Concentration of Risk

3. Concentration of Risk

Credit Risk

Financial instruments that subject the Company to concentrations of credit risk consist primarily of cash, money market funds, and trade accounts receivable. The Company maintains cash and money market funds with financial institutions that management deems reputable, and at times, cash balances may be in excess of Federal Deposit Insurance Corporation and Securities Investor Protection Corporation insurance limits. The Company extends differing levels of credit to customers, and typically does not require collateral.

The Company also maintains a cash balance at a bank in Switzerland, which is insured up to an amount specified by the deposit insurance agency of Switzerland.

Customer Concentration

During the nine months ended September 30, 2016 and 2015 (unaudited), the following customers comprised more than 10% of revenues:

	Nine Months	Nine Months
	Ended	Ended
	September 30, 2016	September 30, 2015

Customer 1	8%	1%
Customer 2	3%	2%
Customer 3	16%	15%
Customer 4	5%	8%
Customer 5	3%	10%
Customer 6	10%	1%

As of September 30, 2016 and December 31, 2015, the following customers comprised more than 10% of accounts receivable:

	September 30,	December31,
	2016	2015
	(unaudited)
Customer 1	37%	0%
Customer 2	29%	17%
Customer 3	21%	0%
Customer 4	15%	3%
Customer 5	0%	19%
Customer 6	0%	10%
Customer 7	0%	10%
Customer 8	0%	10%

Geographic Concentration

During the nine months ended September 30, 2016 and 2015 (unaudited), regional revenue, based on customer location, consisted of the following:

	Nine Months	Nine Months
	Ended	Ended
	September 30, 2016	September 30, 2015

United States	47%	46%
Germany	15%	5%
Italy	21%	20%
France	8%	18%
Canada	3%	6%
Turkey	5%	3%

Sources of Supply

Several of the components, materials and services used in the Company’s current Argus II product are available from only one supplier, and substitutes for these items cannot be obtained easily or would require substantial design or manufacturing modifications. Any significant problem experienced by one of the Company’s sole source suppliers could result in a delay or interruption in the supply of components to the Company until that supplier cures the problem or an alternative source of the component is located and qualified. Even where the Company could qualify alternative suppliers, the substitution of suppliers may be at a higher cost and create time delays that impede the commercial production of the Argus II and impact the Company’s abilities to deliver its products as may be timely required to meet demand.

Foreign Operations

The accompanying condensed consolidated financial statements as of September 30, 2016 (unaudited) and December 31, 2015 include assets amounting to $2,228,000 and $3,041,000, respectively, relating to operations of the Company’s subsidiary based in Switzerland. It is possible that unanticipated events in foreign countries could disrupt the Company’s operations.